Royalty Liability (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 28, 2013	Nov. 30, 2011	Mar. 15, 2011	Nov. 14, 2011
Royalty Liability [Line Items]
Royalty liability			$ 3.0	$ 5.0
Percentage of aggregate royalties on net sales			2.50%
Royalty rights			40.0
Percentage of royalty on net sales to third party		2.50%
Percentage of royalties above threshold		40.00%
Percentage of retain royalties on net sales above threshold		60.00%
Gains Losses On Extinguishment Of Royalty Liability	$ 9.0
Minimum [Member]
Royalty Liability [Line Items]
Percentage of royalty on net sales to third party		5.50%
Maximum [Member]
Royalty Liability [Line Items]
Percentage of royalty on net sales to third party		7.50%